Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Entity Registrant Name	AMYRIS, INC.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001365916
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34885
Entity Tax Identification Number	55-0856151
Entity Address, Address Line One	5885 Hollis Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	450-0761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMRS
Entity Emerging Growth Company	false